PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11.           PROPERTY, PLANT AND EQUIPMENT

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2020	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	46	46
Disposals	—	—	—	—	—
At December 31,2020	349,630	746,042	4,225	1,932	1,101,829
Additions	—	—	1,144	133	1,277
Transferred to investment property	(331,359)	—	—	—	(331,359)
Disposals	—	—	—	—	—
At December 31, 2021	18,271	746,042	5,369	2,065	771,747

Accumulated depreciation
At January 1, 2020	49,297	349,382	3,748	1,547	403,974
Depreciation charge	—	—	—	12	12
At December 31, 2020	49,297	349,382	3,748	1,559	403,986
Depreciation charge	—	—	54	42	96
Transferred to investment property	(47,452)	—	—	—	(47,452)
At December 31, 2021	1,845	349,382	3,802	1,601	356,630

Impairment
At January1, 2020	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
At December 31, 2020	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
Transferred to investment property	(283,907)	—	—	—	(283,907)
At December 31, 2021	16,426	396,660	477	304	413,867

Carrying amount
At December 31, 2020	—	—	—	68	68
At December 31, 2021	—	—	1,090	160	1,250

All property, plant and equipment held by the Company are located in the PRC. The Company’s buildings are situated on land under medium-term land use rights.

For the buildings owned collectively by the Company and other three unrelated companies, the cost of buildings are stated according to the amounts paid by the Company for its part of buildings, which represent the Company’s interests in the buildings. Buildings are depreciated over their expected useful lives of 40 years. These buildings’ cost was RMB 2,913,000, and accumulated depreciation of RMB 1,226,000 and RMB 1,226,000 as of December 31, 2021 and 2020, respectively, and an impairment allocation of RMB 1,687,000 and RMB 1,687,000 as of December 31, 2021 and 2020, respectively. No property, plant and equipment was pledged to secure the Company interest-bearing bank borrowings at December 31, 2021 and 2020.

At the end of the reporting period, the Company assessed the recoverable amount of property, plant and equipment, and determined that carrying amount was nil (2020: nil).

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.

Loss (gain) on disposal of property, plant and equipment in fiscal years 2021, 2020 and 2019 was nil.